Earnings per share - Schedule of weighted average number of ordinary shares (Details) - shares	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	[1]	Dec. 31, 2021
Earnings per share [line items]
Beginning of period (in shares)	201,677,981
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Transfer of treasury shares (in shares)	105,551
End of period (in shares)	201,783,532			201,677,981
Weighted number of shares
Weighted average number of shares (basic) (in shares)	201,745,255	201,677,981		201,677,981
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Increase (decrease) in weighted number of shares through transfer of treasury shares (in shares)	67,274
Shares issued
Earnings per share [line items]
Beginning of period (in shares)	220,024,713
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Transfer of treasury shares (in shares)	0
End of period (in shares)	220,024,713			220,024,713
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)	18,346,732
Issuance of shares (in shares)	0
Purchase of treasury shares (in shares)	0
Withdrawal of treasury shares (in shares)	0
Transfer of treasury shares (in shares)	(105,551)
End of period (in shares)	18,241,181			18,346,732

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.